Note Payable (Details Narrative) - USD ($)							1 Months Ended	12 Months Ended
	Dec. 16, 2020	May 11, 2020	May 07, 2020	Apr. 17, 2020	Apr. 06, 2020	Nov. 07, 2019	Dec. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
Beneficial conversion feature credit to additional paid in capital								$ 1,182,345	$ 104,493
Conversion of common stock shares issued, value								746,756	217,971
Interest expense									20,630
Warrants consideration amount									$ 228,370
2019 Promissory Note [Member]
Promissory notes								0
Conversion of common stock shares issued		35,824	632,736		735,294
Conversion of common stock shares issued, value		$ 9,458	$ 150,000		$ 50,000
Conversion of common stock shares issued principal value			150,000
Conversion of common stock shares issued interest value			$ 2,000
Amortization on debt discount								40,000
Interest expense								8,000
2020 April Promissory Note [Member]
Promissory notes								0
Conversion of common stock shares issued	343,703						5,200,906
Conversion of common stock shares issued, value	$ 35,298						$ 500,000
Conversion of common stock shares issued principal value							$ 500,000
Conversion of common stock shares issued interest value	35,298
Amortization on debt discount								269,000
Interest expense								35,000
2020 December Promissory Note [Member]
Promissory notes								1,000,000
Amortization on debt discount								45,000
Interest expense								5,000
Unamortized debt discount								868,000
2020 December Promissory Note [Member] | 2019 Contingent Bonuses [Member] | Charles W. Allen [Member]
Compensation payable								349,000
2020 December Promissory Note [Member] | 2019 Contingent Bonuses [Member] | Michal Handerhan [Member]
Compensation payable								$ 349,000
Cavalry Fund I LP [Member] | 2019 Promissory Note [Member]
Promissory notes						$ 200,000
Debt maturity date						Aug. 07, 2020
Debt instrument discount rate						20.00%
Debt conversion price per share						$ 0.02		$ 0.09
Debt interest rate						12.00%
Debt default interest rate						20.00%
Debt conversion common stock issued								2,173,913
Fair value of underlying common stock								$ 0.12
Beneficial conversion feature credit to additional paid in capital								$ 50,000
Cavalry Fund I LP [Member] | 2020 April Promissory Note [Member]
Promissory notes				$ 500,000
Debt maturity date				Feb. 17, 2021
Debt instrument discount rate				35.00%
Debt conversion price per share				$ 0.064
Debt interest rate				12.00%
Debt conversion common stock issued				7,770,008
Fair value of underlying common stock				$ 0.099
Beneficial conversion feature credit to additional paid in capital				$ 269,000
Proceeds from issuance of debt				$ 500,000
Shares issued, price per share				$ 0.01
Cavalry Fund I LP [Member] | 2020 December Promissory Note [Member]
Promissory notes	$ 1,000,000
Debt maturity date	Oct. 16, 2021
Debt instrument discount rate	35.00%
Debt conversion price per share	$ 0.04
Debt interest rate	12.00%
Warrants to purchase of common stock shares	20,000,000
Warrants consideration amount	$ 1,000,000
Warrants exercisable shares	2,000,000
Warrants exercise price	$ 0.20
Warrants term	2 years